Depreciation, amortization and impairment of assets - Summary of Breakdown for Depreciation, Amortization, and Impairment of Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Detailed Information About Depreciation Amortization And Impairnent Of Assets [Line Items]
Depreciation and amortization	€ (171,882)	€ (154,195)	€ (166,205)
Impairment	(1,639)	(9,172)	(19,725)
Total depreciation, amortization and impairment of assets	(173,521)	(163,367)	(185,930)
Right-of-use assets
Detailed Information About Depreciation Amortization And Impairnent Of Assets [Line Items]
Depreciation and amortization	(119,297)	(105,779)	(108,510)
Impairment	(2,369)	(6,486)	(15,716)
Property, plant and equipment and investment property
Detailed Information About Depreciation Amortization And Impairnent Of Assets [Line Items]
Depreciation and amortization	(40,202)	(37,919)	(46,280)
Impairment		(2,647)	(4,011)
Impairment	756
Intangible assets with a finite useful life
Detailed Information About Depreciation Amortization And Impairnent Of Assets [Line Items]
Depreciation and amortization	(12,383)	(10,497)	(11,415)
Impairment	€ (26)	€ (39)
Impairment			€ 2